Note 6 - Long-term Debt	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

NOTE 7: LONG-TERM DEBT

Long-term debt consisted of the following as of December 31, 2022 and March 31, 2022. All of the long-term debt (a – e) in the chart below was repaid prior to the Merger on September 7, 2022. For a full description of the debt, see the Ecoark Holdings SEC Form 10-K filed on July 7, 2022.

	December 31,	March 31,
	2022	2022
	(unaudited)

Note payable – Alliance Bank (a)	$-	$236,755
Commercial loan – Firstar Bank (b)	-	245,217
Auto loan 1 – Firstar Bank (c)	-	16,839
Auto loan 4 – Ally Bank (d)	-	23,012
Tractor loan 6 – Tab Bank (e)	-	118,332
Total long-term debt	-	640,155
Less: current portion	-	(572,644)
Long-term debt, net of current portion	$-	$67,511

Interest expense on long-term debt during the nine months ended December 31, 2022 and 2021 are $15,424 and $65,248, respectively.

FPA entered into a Payroll Protection Plan (PPP) loan with Bank of America and an EIDL loan with the Small Business Administration dated May 4, 2020 and June 23, 2020, respectively in the amounts of $111,971 and $150,000, respectively.

These loans are reflected in current and long-term liabilities held for sale as of December 31, 2022.

Banner Midstream Corp. [Member]
Notes to Financial Statements
Long-Term Debt [Text Block]

NOTE 6: LONG-TERM DEBT

Long-term debt consisted of the following as of March 31, 2022 and 2021. All debt instruments repaid during the year ended March 31, 2021 are not included in the below chart and the chart only reflects those instruments that had a balance owed as of these dates.

	March 31, 2022	March 31, 2021

Note payable – Alliance Bank (a)	$236,755	$1,033,117
Commercial loan – Firstar Bank (b)	245,217	625,687
Auto loan 1 – Firstar Bank (c)	16,839	28,547
Auto loan 2 – Firstar Bank (d)	-	38,054
Auto loan 3 – Ally Bank (e)	-	34,319
Auto loan 4 – Ally Bank (f)	23,012	35,392
Auto loan 7 – Ally Bank (g)	-	68,901
Tractor loan 6 – Tab Bank (h)	118,332	179,527
Total long-term debt	640,155	2,043,544
Less: current portion	(572,644)	(1,035,052)
Long-term debt, net of current portion	$67,511	$1,008,492

(a)

Original loan date of June 14, 2019 with an original maturity date of April 14, 2020. The Company extended this loan for $1,238,500 at 4.95% with a new maturity date of April 14, 2025. On September 24, 2021, the Company repaid $550,000 of this amount as a condition of the underlying guarantee of the note.

(b)	Original loan date of February 28, 2018, due December 31, 2022 at 4.75%.

(c)

On July 20, 2018, entered into a long-term secured note payable for $56,300 for a service truck maturing July 20, 2023. The note is secured by the collateral purchased and accrued interest annually at 6.50% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2022.

(d)

On August 3, 2018, entered into a long-term secured note payable for $72,669 for a service truck maturing August 3, 2023. The note is secured by the collateral purchased and accrued interest annually at 6.50% with principal and interest payments due monthly. The collateral underlying the loan was stolen in March 2021, and the Company received an insurance settlement in May 2021 and promptly used those proceeds to pay off the remainder of the loan balance.

(e)

On July 18, 2018, entered into a long-term secured note payable for $53,593 for a service truck maturing August 17, 2024. The note is secured by the collateral purchased and accrued interest annually at 9.00% with principal and interest payments due monthly. This automobile was traded in during February 2022 for a new truck.

(f)

On July 26, 2018, entered into a long-term secured note payable for $55,268 for a service truck maturing September 9, 2024. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2022.

(g)

On November 5, 2018, entered into four long-term secured notes payable for $140,218 maturing on November 5, 2021. The notes are secured by the collateral purchased and accrued interest annually at rates ranging between 6.89% and 7.87% with principal and interest payments due monthly. These loans were paid in full on the maturity date.

(h)

On November 7, 2018, entered into a long-term secured note payable for $301,148 maturing on November 22, 2023. The note is secured by the collateral purchased and accrued interest annually at 10.25% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2022.

The following is a list of maturities as of March 31:

2023	$572,644
2024	65,085
2025	2,426
$640,155

Interest expense on long-term debt during the years ended March 31, 2022 and 2021 are $70,914 and $170,576, respectively.